Intangible Asset Acquisition and Cross License Agreement	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Intangible Asset Acquisition and Cross License Agreement
Intangible Asset Acquisition and Cross License Agreement

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (which we now refer to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company agreed to pay Inovio $3,000,000 in scheduled payments and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011. The Asset Purchase Agreement has been amended by the parties to modify the schedule of payments to Inovio (see Note 6).

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets - machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $1,452,000 and $929,000 as of April 30, 2013 and July 31, 2012, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the three and nine months ended April 30, 2013 was approximately $174,000 and $523,000, respectively.  Amortization expense for the three and nine months ended April 30, 2012 was approximately $174,000 and $508,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the three and nine months ended April 30, 2013, no impairment was recorded.

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (which we now refer to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company is obligated to pay Inovio $3,000,000 in scheduled payments over the period of two years from the closing date of the Asset Purchase Agreement and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011.

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $929,000 and $247,000 as of July 31, 2012 and July 31, 2011, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the years ended July 31, 2012 and 2011 was approximately $682,000 and $247,000, respectively.  At July 31, 2012, the weighted average remaining amortization period for all patents was approximately 2.67 years.  Estimated amortization expense over the annual periods ended July 31, 2013, 2014, and 2015 is approximately $697,000, $697,000 and $465,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the years ended July 31, 2012 and 2011, no impairment was recorded.